Note 3 - Net Loss Per Share - Schedule of Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Net loss	$ (26,898)	$ (20,949)
Less: Undeclared dividends attributable to convertible preferred stock	(6,530)	(2,206)
Net loss attributable to common shareholders	(33,732)	(23,500)
IPO [Member]
Less: Public Offering Common Stock discount amortization	(58)	(100)
Public Offering [Member]
Less: Public Offering Common Stock discount amortization	(246)	(245)
Common Stock [Member]
Net loss	0	0
Allocation of undistributed net loss	$ (4,626)	$ (13,817)
Weighted average shares outstanding, basic and diluted (in shares)	1,460,883	1,097,630
Basic and diluted net loss per share (in dollars per share)	$ (3.17)	$ (12.59)
Preferred Stock [Member]
Net loss	$ 0	$ 0
Allocation of undistributed net loss	$ (29,106)	$ (9,683)
Weighted average shares outstanding, basic and diluted (in shares)	26,069	8,773
Basic and diluted net loss per share (in dollars per share)	$ (1,116.47)	$ (1,103.73)